Acquisition (Tables)	12 Months Ended
Sep. 30, 2021
Business Combinations [Abstract]
Schedule of summarizes total consideration transferred
May 28, 2021
Assets acquired:
Cash	$21,370
Accounts receivable	46,602
Other current assets	142
Intangible assets	14,010,631
Total assets	14,078,745
Liabilities assumed:
Accounts payable and accrued liabilities	78,745
Total liabilities	78,745
Purchase price	$14,000,000